United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—50.7%
		Consumer Discretionary—10.4%
21,700		Aisin Seiki Co.	$799,068
900	[1]	Amazon.com, Inc.	342,144
8,058		Bayerische Motoren Werke AG (BMW)	1,018,956
13,500		Benesse Corp.	429,969
11,500		Bridgestone Corp.	440,677
37,538		Burberry Group PLC	1,084,881
7,400		CBS Corp. - Class B	437,340
1,900		Carnival Corp.	83,581
45,100		Comcast Corp., Class A	2,678,038
3,680		Compagnie Financiere Richemont SA	324,246
4,997		Continental Ag	1,192,751
22,000		Daihatsu Motor Co. Ltd.	314,851
3,216		Daimler AG	311,338
15,000		Darden Restaurants, Inc.	960,000
4,369		Delphi Automotive PLC	344,452
16,692	[1]	DirecTV	1,478,911
17,574		Dollarama, Inc.	878,911
15,856		Flight Centre Travel Group Ltd.	511,206
5,864	[1]	Fossil Group, Inc.	504,363
6,800		Gannett Co., Inc.	240,720
3,500		Gap (The), Inc.	145,600
25,200		General Motors Co.	940,212
58,260		Hakuhodo DY Holdings, Inc.	643,843
15,700		Home Depot, Inc.	1,801,575
322,622		ITV PLC	1,122,175
3,500		Johnson Controls, Inc.	177,835
178,965		Kingfisher PLC	1,009,583
38,000		Li & Fung Ltd.	38,951
3,400	[1]	Liberty Interactive Corp.	100,402
23,444	[1]	Liberty Media Corp. - C	904,938
5,600	[1]	Live Nation Entertainment, Inc.	143,304
3,100		Lowe's Cos., Inc.	229,679
4,200		Macy's, Inc.	267,624
10,392		Magna International, Inc.	1,129,562
2,800		McDonald's Corp.	276,920
16,375	[1]	Michael Kors Holdings Ltd.	1,103,839
9,990		Michelin, Class B	961,197
700	[1]	NVR, Inc.	932,400
10,900		Nike, Inc., Class B	1,058,608
104,100		Nissan Motor Co. Ltd.	1,099,957
27,594		Persimmon PLC	751,482
400		PetSmart, Inc.	33,164
7,500		Polaris Industries, Inc.	1,149,975
14,412		Realestate.com.au Ltd.	551,928
62,993		Reed Elsevier PLC	1,087,275

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
9,100		Ross Stores, Inc.	$962,871
3,500		Royal Caribbean Cruises, Ltd.	267,470
800		Sands China Ltd.	3,646
4,000		Sekisui Chemical Co.	51,327
2,855	[1]	ServiceMaster Global Holdings, Inc.	98,754
51,700		Sony Corp.	1,475,692
4,500		Starbucks Corp.	420,683
900		Starwood Hotels & Resorts	72,297
5,012	[1]	Starz Series A	166,599
28,500		Sumitomo Rubber Industries, Ltd.	492,690
20,600		TJX Cos., Inc.	1,413,984
9,900		Target Corp.	760,617
1,638	[1]	Taylor Morrison Home Corp - A	31,581
24,700		Time Warner, Inc.	2,021,942
3,600		Toyoda Gosei Co., Ltd.	79,569
14,500		Toyota Motor Corp.	977,333
18,028		Twenty-First Century Fox, Inc.	630,980
14,700		Viacom, Inc., Class B - New	1,028,118
545		Volkswagen AG	134,997
19,500		Walt Disney Co.	2,029,560
1,100		Whirlpool Corp.	233,145
12,194		Whitbread PLC	989,291
36,500		Wynn Macau Ltd.	95,300
		TOTAL	46,476,877
		Consumer Staples—2.2%
2,700		Alimentation Couche-Tard, Inc., Class B	104,190
15,000		Archer-Daniels-Midland Co.	718,200
6,535		CVS Health Corp.	678,790
5,900		Colgate-Palmolive Co.	417,838
5,877		ConAgra Foods, Inc.	205,578
5,300	[1]	Herbalife Ltd.	164,353
3,429		ICA Gruppen AB	122,361
3,900		Japan Tobacco, Inc.	122,974
5,178		Kimberly-Clark Corp.	567,820
5,000		Kellogg Co.	322,400
59,852		Koninklijke Ahold NV	1,122,876
9,279		Metro, Inc.	257,713
5,000		Molson Coors Brewing Co., Class B	379,450
23,000	[1]	NH Foods Ltd.	523,544
10,652		Nestle SA	831,288
16,950		Philip Morris International, Inc.	1,406,172
8,500		Procter & Gamble Co.	723,605
18,200		Swedish Match AB	573,485
14,500		The Coca-Cola Co.	627,850
		TOTAL	9,870,487
		Energy—2.7%
238,708		BP PLC	1,651,197
1,194	[1]	California Resources Corp.	8,549
1,764		Caltex Australia	50,780

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
1,600		Canadian Natural Resources Ltd.	$46,537
511		Delek Group Ltd.	120,936
4,300		Devon Energy Corp.	264,837
2,900	[1]	Dresser-Rand Group, Inc.	236,031
8,100		Exxon Mobil Corp.	717,174
5,052		Halliburton Co.	216,933
84,600		Inpex Corp.	1,003,177
26,300		Kinder Morgan, Inc.	1,078,563
15,785	[1]	Kosmos Energy LLC	141,749
6,144		Neste Oil Oyj	160,129
538		OMV AG	15,500
230,800		Pacific Rubiales Energy Corp.	688,652
10,700		RPC, Inc.	143,808
49,028		Royal Dutch Shell PLC, Class B	1,669,385
1,400		Schlumberger Ltd.	117,824
18,800		Spectra Energy Corp.	667,212
38,700		Suncor Energy, Inc.	1,161,836
956		Teekay Corp.	42,293
477		Tenaris SA	6,827
2,300		Tesoro Petroleum Corp.	211,232
5,018		Total SA	270,859
13,469		Valero Energy Corp.	830,903
7,500		Williams Companies, Inc.	367,800
		TOTAL	11,890,723
		Financials—11.7%
24,900		AEON Credit Service Ltd.	571,373
5,655		AGEAS	203,737
40,615		AXA	1,031,266
44,279		Admiral Group PLC	1,008,312
7,536		Allianz SE	1,261,601
6,800		Allstate Corp.	480,080
500		American Express Co.	40,795
7,400		Ameriprise Financial, Inc.	988,862
27,000		Ascendas Real Estate Investment Trust	48,934
24,319		Australia & New Zealand Banking Group, Melbourne	671,561
7,753		BNP Paribas SA	451,933
300,000		BOC Hong Kong (Holdings) Ltd.	1,055,984
231		Banco Bilbao Vizcaya Argentaria SA	2,321
171,314		Banco Santander, SA	1,252,435
805		Bank Hapoalim Ltd.	3,650
33,000		Bank Kyoto	323,034
74,804	[1]	Bank Leumi Le-Israel	259,898
127,200		Bank of America Corp.	2,011,032
2,800		Bank of Montreal	173,497
4,990		Bank of Nova Scotia	266,684
77,000		Bank Of Yokohama Ltd.	477,223
41,752	[1]	Bankia SA	60,646
12,861	[1]	Berkshire Hathaway, Inc., - Class B	1,895,840
900		Blackrock, Inc.	334,278

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
9,107	[1]	CBRE Group, Inc.	$312,006
8,720		CNP Assurances	144,567
12,300		Canadian Imperial Bank of Commerce	941,317
5,100		Capital One Financial Corp.	401,421
4,500		Chimera Investment Corp.	14,445
1,300		Citigroup, Inc.	68,146
4,696		Commonwealth Bank of Australia, Sydney	337,296
250,973		Corp Mapfre Sa	881,592
5,603		Credit Agricole SA	78,814
7,000		DBS Group Holdings Ltd.	100,517
6,700		Danske Bank	177,437
6,700		Discover Financial Services	408,566
13,908		DnB ASA	226,416
13,900	[1]	E*Trade Financial Corp.	361,887
13,200		Equity Residential Properties Trust	1,016,796
11,800		Fifth Third Bancorp	228,448
123,000		Fukuoka Financial Group, Inc.	659,085
23,479		Gjensidige Forsikring ASA	409,180
1,400		Goldman Sachs Group, Inc.	265,706
1,600		Great-West Lifeco, Inc.	45,129
3,360		Groupe Bruxelles Lambert SA	294,070
222,727		HSBC Holdings PLC	1,985,088
34,600		Hang Seng Bank Ltd.	629,472
10,636		Hannover Rueck SE	1,025,376
5,200		Hartford Financial Services Group, Inc.	212,992
12,478		Intesa Sanpaolo	41,667
33,346		Investec PLC	297,562
29,400		Investor AB, Class B	1,169,723
3,100		Iron Mountain, Inc.	113,925
20,040		J.P. Morgan Chase & Co.	1,228,051
69,500		KeyCorp	968,135
1,300		Kinnevik Investment AB	43,770
3,603		Lazard Ltd., Class A	183,321
285,826		Legal & General Group PLC	1,233,357
67,064		Lend Lease Corp. Ltd.	909,206
3,700		Lincoln National Corp.	213,268
7,500		Link REIT	47,771
371,763	[1]	Lloyds TSB Group PLC	453,418
6,403		London Stock Exchange Group PLC	245,155
5,600		Macquarie Group Ltd.	318,824
24,100		Manulife Financial Corp.	419,692
800		MetLife, Inc.	40,664
86,600		Mitsubishi UFJ Financial Group, Inc.	563,000
237,000		Mizuho Financial Group, Inc.	436,853
5,965		Muenchener Rueckversicherungs-Gesellschaft AG - REG	1,238,237
1,258	[1]	NN Group NV	35,982
1,700		National Bank of Canada, Montreal	65,424
44,836		Navient Corp.	959,490
242,606		Old Mutual PLC	843,106

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
2,000		Oversea-Chinese Banking Corp. Ltd.	$15,380
4,100		PNC Financial Services Group	377,036
1,002	[1]	Paramount Group, Inc.	18,387
3,819		Partners Group Holding AG	1,172,720
402		Raiffeisen Bank International AG	6,073
5,300		Raymond James Financial, Inc.	302,789
15,200		Regions Financial Corp.	146,072
29,200		Retail Properties of America, Inc.	462,236
21,000		Royal Bank of Canada, Montreal	1,315,503
11,766		Sampo Oyj, Class A	593,820
22,814		Schroders PLC	1,083,058
14,309		Scor Regroupe	471,728
3,900		Skand Enskilda BKN, Class A	49,212
702		Societe Generale, Paris	32,456
70,500		Standard Life PLC	463,447
22,100		Sumitomo Mitsui Financial Group, Inc.	879,289
9,000		Sumitomo Mitsui Trust Holdings, Inc.	37,279
500		Sun Life Financial Services of Canada	15,399
6,750	[1]	Synchrony Financial	215,663
5,300		TCF Financial Corp.	83,157
21,675		TFS Financial Corp.	305,618
10,000		The Iyo Bank Ltd.	124,556
135,050		Three I Group	1,029,141
3,500		Tokio Marine Holdings, Inc.	127,287
18,000		Toronto-Dominion Bank	789,057
900		U.S. Bancorp	40,149
1,900	[1]	United Mizrahi Bank Ltd.	19,723
4		Validus Holdings Ltd.	167
802		Vienna Insurance Group	35,468
59,200		Wells Fargo & Co.	3,243,568
726		Westpac Banking Corp. Ltd.	21,557
13,400		Weyerhaeuser Co.	470,474
		TOTAL	52,117,815
		Health Care—6.9%
4,857		AbbVie, Inc.	293,849
1,648	[1]	Actavis PLC	480,161
9,719	[1]	Actelion Ltd.	1,163,201
11,800		Aetna, Inc.	1,174,690
26,634		Agilent Technologies, Inc.	1,124,221
11,089		Amgen, Inc.	1,748,957
3,150	[1]	Anthem, Inc.	461,318
3,200	[1]	Bio Rad Laboratories, Inc., Class A	406,976
4,700		Bristol-Myers Squibb Co.	286,324
10,700	[1]	Bruker Corp.	203,621
17,059		CSL Ltd.	1,229,551
10,500		Cardinal Health, Inc.	923,895
2,370	[1]	Celgene Corp.	288,026
15,643		Cochlear Ltd.	1,105,244
2,650		Coloplast, Class B	211,614

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
12,677	[1]	Community Health Systems, Inc.	$615,088
3,981	[1]	Express Scripts Holding Co.	337,549
13,000		Gilead Sciences, Inc.	1,345,890
8,900	[1]	Health Net, Inc.	510,415
16,500	[1]	Hologic, Inc.	534,270
11,220	[1]	IMS Health Holdings, Inc.	295,310
28,200		Johnson & Johnson	2,890,782
18,600		Lilly (Eli) & Co.	1,305,162
6,600	[1]	Medtronic PLC	512,094
24,200		Merck & Co., Inc.	1,416,668
17,162		Novo Nordisk A/S, Class B	822,790
6,930		Novartis AG - REG	708,374
1,711		Orion Oyj	55,699
16,900		Otsuka Holdings Co., Ltd.	506,400
84,422		Pfizer, Inc.	2,897,363
5,623	[1]	Premier, Inc.	206,139
21,570	[1]	Qiagen NV	544,858
7,828		Ramsay Health Care Ltd.	409,214
500	[1]	Regeneron Pharmaceuticals, Inc.	206,920
9,520		Roche Holding AG-GENUSSCHEIN	2,584,335
4,508		Sanofi	442,418
21		Shire PLC	1,710
15,000		Sumitomo Dainippon Pharma Co., Ltd.	163,636
7,700	[1]	Tenet Healthcare Corp.	356,510
		TOTAL	30,771,242
		Industrials—5.7%
1,585		Abertis Infraestructuras SA	30,951
4,905		Alaska Air Group, Inc.	312,203
6,441		Allison Transmission Holdings, Inc.	204,953
147,208		BAE Systems PLC	1,209,061
2,478		Boeing Co.	373,806
17,233		Bouygues SA	683,253
712		Bunzl PLC	20,841
3,800		CP Railway Ltd.	711,607
39,500		CSX Corp.	1,355,245
10,845		Canadian National Railway, Co.	749,113
5,464		Cobham PLC	28,791
200	[1]	Copart, Inc.	7,484
5,925		DSV, De Sammensluttede Vognmad AS	191,387
43,000		Dai Nippon Printing Co. Ltd.	416,610
3,800		Danaher Corp.	331,664
28,100		Delta Air Lines, Inc.	1,251,012
30,786		Deutsche Post AG	1,048,346
30,878		Edenred	842,427
300		FedEx Corp.	53,094
24,000		Fuji Electric Co.	115,561
3,126		Geberit International AG	1,113,536
2,600		General Dynamics Corp.	360,828
356,000		Hutchison Port Holdings TR-U	247,420

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,600	[1]	IHS, Inc. - Class A	$188,048
5,700		Ingersoll-Rand PLC	382,983
9,200		Komatsu Ltd.	191,460
174		Kone Corp. OYJ, Class B	8,018
1,300		L-3 Communications Holdings, Inc.	168,259
3,821		Leighton Holdings Ltd.	65,776
15,000		Mitsubishi Electric Corp.	175,674
46,000		NWS Holdings Ltd.	83,035
26,593		Nielsen NV	1,202,270
3,600		Norfolk Southern Corp.	392,976
14,795		Randstad Holdings N.V.	871,692
2,400		Republic Services, Inc.	98,208
2,800		Securitas AB, Class B	39,866
38,000		Singapore Technologies Engineering Ltd.	97,868
2,634		Societe BIC SA	394,091
32,500		Southwest Airlines Co.	1,405,300
2,900		Stanley Black & Decker, Inc.	285,186
70,000		Sumitomo Heavy Industries	434,775
88,803		TNT Express NV	542,687
15,515		The ADT Corp.	608,498
20,000		Toto Ltd.	278,203
10,418	[1]	Tyco International PLC	439,848
20,306		Union Pacific Corp.	2,442,000
8,300		United Parcel Service, Inc.	844,359
925		Vallourec (Usines)	21,945
1,200	[1]	Vestas Wind Systems A/S	50,585
15,900		Waste Connections, Inc.	746,823
19,043		West Japan Railway Co.	1,085,033
3,000		Yamato Holdings Co. Ltd.	70,219
4,200		Yangzijiang Shipbuilding Holdings Ltd.	3,775
		TOTAL	25,278,653
		Information Technology—5.8%
7,100		Activision Blizzard, Inc.	165,572
1,500	[1]	Alliance Data Systems Corp.	417,765
59,037		Apple, Inc.	7,583,893
8,500		Applied Materials, Inc.	212,925
7,788	[1]	Arris Group, Inc.	228,811
36,118		Brocade Communications Systems, Inc.	447,502
6,485		CDW Corp.	244,030
15,100		Canon, Inc.	490,900
63,500		Cisco Systems, Inc.	1,873,885
22,657	[1]	CommScope Holdings Co., Inc.	713,695
22,500		Corning, Inc.	549,000
4,000	[1]	eBay, Inc.	231,640
776	[1]	Electronic Arts, Inc.	44,372
13,923		Ericsson LM - B	180,530
4,071	[1]	Facebook, Inc.	321,487
20,300	[1]	Freescale Semiconductor Ltd.	733,033
806	[1]	Google, Inc., Class A	453,480

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
49,400		Hewlett-Packard Co.	$1,721,096
1,800		Hoya Corp.	72,639
6,300	[1]	Ingram Micro, Inc., Class A	155,673
69,800		Intel Corp.	2,320,850
13,200		Itochu Techno-Science Corp.	518,621
1,200		Mastercard, Inc. Class A	108,156
16,400	[1]	Micron Technology, Inc.	502,988
2,500		Microsoft Corp.	109,625
3,000		Murata Manufacturing Co. Ltd.	369,781
13,200		NVIDIA Corp.	291,192
4,500		Nexon Co., Ltd.	46,570
2,489		Nice Systems Ltd.	144,938
2,643		Nokia Oyj	21,251
10,500		Omron Corp.	463,448
7,500		Qualcomm, Inc.	543,825
1,605		STMicroelectronics N.V.	14,333
9,800		Skyworks Solutions, Inc.	859,950
6,900	[1]	Tech Data Corp.	410,550
23,500	[1]	Trimble Navigation Ltd.	614,290
10,173		United Internet AG	456,218
2,500	[1]	VMware, Inc., Class A	212,675
6,700		Western Digital Corp.	716,766
		TOTAL	25,567,955
		Materials—1.2%
33,000		Asahi Kasei Corp.	340,966
33,437		Aviva PLC	278,241
2,627		EMS-Chemie Holdings AG	1,154,574
2,800		Eagle Materials, Inc.	219,800
273,995		Fortescue Metals Group Ltd.	533,108
21		Givaudan SA	40,333
78,000		Kuraray Co. Ltd.	1,072,602
562		LyondellBasell Industries NV, Class A	48,281
1,500		Martin Marietta Materials	213,495
9,400		Nitto Denko Corp.	595,628
1,000		Sherwin-Williams Co.	285,200
69		Sika AG	243,764
2,109		Voest-alpine Stahl	82,437
94		Yara International ASA	5,174
		TOTAL	5,113,603
		Telecommunication Services—1.7%
21,646		Belgacom	814,255
62,817		Deutsche Telekom AG	1,171,824
467,095		HKT Trust and HKT Ltd.	616,707
6,600		KDDI Corp.	457,379
18,500		Nippon Telegraph and Telephone Corp.	1,147,503
10,678		Orange SA	194,772
193,000		PCCW Ltd.	123,179
290,200		StarHub Ltd.	913,496
4,342		TDC AS	34,347

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
71,460		Tele2 AB, Class B	$838,714
98,707		Telecom Italia S.p.A	117,748
87,232		Telstra Corp. Ltd.	434,199
12,100		Verizon Communications	598,345
6,338		Vivendi SA	154,724
		TOTAL	7,617,192
		Utilities—2.4%
76,000		AES Corp.	985,720
2,200		Ameren Corp.	93,302
12,994		CMS Energy Corp.	456,479
41,700	[1]	Calpine Corp.	884,040
3,000		Cheung Kong Infrastructure Holdings Ltd.	25,529
1,389		E.On AG	22,453
27,986		Electricite De France	773,548
28,077		Enagas SA	861,525
234,261		Enel S.p.A	1,079,533
3,000		Entergy Corp.	238,530
25,500		FirstEnergy Corp.	891,990
48,414		GDF Suez	1,076,782
29,500		Power Assets Holdings Ltd.	303,147
6,700		Public Service Enterprises Group, Inc.	281,802
1,820		Red Electrica de Espana	155,072
31,775		SSE PLC	771,649
50,335		Snam Rete Gas S.p.A	254,712
56,514		Suez Environnement SA	1,008,394
145,459		Terna S.p.A	655,987
		TOTAL	10,820,194
		TOTAL COMMON STOCKS (IDENTIFIED COST $195,376,413)	225,524,741
		ASSET-BACKED SECURITIES—0.1%
150,000		American Express Credit Account Master Trust 2014-1, A, 0.543%, 12/15/2021	149,529
300,000		AmeriCredit Automobile Receivables Trust 2015-1, A3, 1.260%, 11/08/2019	299,428
150,000		Navient Student Loan Trust 2014-1, A2, 0.478%, 03/27/2023	149,933
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $599,983)	598,890
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
450,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	463,834
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	55,172
100,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	106,587
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $616,989)	625,593
		CORPORATE BONDS—4.0%
		Basic Industry - Chemicals—0.1%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	327,705
50,000		RPM International, Inc., 6.500%, 02/15/2018	55,834
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,034
250,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	250,650
		TOTAL	651,223
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	108,543

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	$100,731
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	318,750
		TOTAL	528,024
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	37,803
150,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		TOTAL	37,803
		Capital Goods - Aerospace & Defense—0.0%
50,000	[4,5]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	50,993
		Capital Goods - Building Materials—0.1%
300,000		Valmont Industries, Inc., 5.250%, 10/01/2054	294,354
		Capital Goods - Diversified Manufacturing—0.1%
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	107,220
200,000	[4,5]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	198,726
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	115,616
90,000	[4,5]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	81,225
		TOTAL	502,787
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	124,414
		Communications - Cable & Satellite—0.1%
300,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	309,573
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,448
		TOTAL	334,021
		Communications - Media & Entertainment—0.1%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	123,026
310,000	[4,5]	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	320,453
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	204,980
		TOTAL	648,459
		Communications - Telecom Wirelines—0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	16,462
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	215,138
		TOTAL	231,600
		Consumer Cyclical - Automotive—0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/01/2025	72,114
200,000		Magna International, Inc., 3.625%, 6/15/2024	205,132
50,000	[4,5]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	51,838
		TOTAL	329,084
		Consumer Cyclical - Retailers—0.1%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	107,640
137,929	[4,5]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	151,904
300,000	[4,5]	Tiffany & Co., Sr. Unsecd. Note, Series 144A, 4.900%, 10/01/2044	312,133
50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	53,111
		TOTAL	624,788
		Consumer Non-Cyclical - Food/Beverage—0.2%
66,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	66,664
625,000		Heineken NV, Series EMTN, 2.875%, 8/04/2025	824,553
		TOTAL	891,217
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,037

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
450,000		Eli Lilly & Co., 3.700%, 3/01/2045	$450,375
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	30,895
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	64,395
		TOTAL	95,290
		Energy - Independent—0.1%
100,000		Apache Corp., 4.25%, 1/15/2044	98,282
100,000		Kinder Morgan, Inc., 5.05%, 2/15/2046	101,647
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	113,238
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	159,900
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	31,016
		TOTAL	504,083
		Energy - Integrated—0.1%
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	157,315
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	102,087
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	46,764
		TOTAL	306,166
		Energy - Midstream—0.1%
100,000		Williams Partners LP, 4.900%, 1/15/2045	98,684
300,000		Williams Partners LP, 5.100%, 9/15/2045	299,309
		TOTAL	397,993
		Energy - Oil Field Services—0.0%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	98,797
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	87,479
		TOTAL	186,276
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	256,181
25,000		Valero Energy Corp., 9.375%, 03/15/2019	31,323
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	125,678
		TOTAL	413,182
		Financial Institution - Banking—0.5%
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	344,410
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/01/2044	113,742
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	304,299
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.950%, 11/07/2043	115,837
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	404,937
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,852
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	63,476
100,000		J.P. Morgan Chase & Co., 6.750%, 1/29/2049	108,468
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,984
300,000		Morgan Stanley, Sr. Unsecd. Note, 1.396%, 1/27/2020	304,496
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	134,096
188,658	[3,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	119,726
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	47,095
		TOTAL	2,116,418
		Financial Institution - Broker/Asset Manager/Exchange—0.1%
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	33,071
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	113,932

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Manager/Exchange—continued
70,000	[4,5]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	$74,092
		TOTAL	221,095
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital, Note, Series MTNA, 6.75%, 3/15/2032	41,836
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	61,747
		Financial Institution - Insurance - Life—0.4%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	133,727
100,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	130,722
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	404,711
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	16,740
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	213,734
750,000	[4]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	1,023,735
		TOTAL	1,923,369
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	78,328
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	53,065
300,000	[4,5]	Liberty Mutual Group, Inc, Sr. Unsecd. Note, Series 144A, 6.500%, 3/15/2035	377,748
30,000	[4,5]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	48,433
		TOTAL	557,574
		Financial Institution - REIT - Apartment—0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	307,068
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	107,198
		Financial Institution - REIT - Office—0.1%
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 7/30/2029	319,300
		Financial Institution - REIT - Other—0.1%
40,000		Liberty Property LP, 6.625%, 10/01/2017	44,682
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	103,519
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	166,187
		TOTAL	314,388
		Financial Institution - REIT - Retail—0.0%
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	43,780
		Foreign-Local-Government—0.1%
255,000	[4,5]	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 6/21/2019	212,851
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	67,842
		TOTAL	280,693
		Municipal Services—0.1%
140,000	[4,5]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	159,946
100,000	[4,5]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	111,845
		TOTAL	271,791
		Sovereign—0.0%
20,000,000		KfW, 2.050%, 02/16/2026	198,811
		Technology—0.2%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 2/01/2025	302,629
250,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 2/09/2045	236,365
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	102,530
300,000	[4,5]	Keysight Technologies, I, Sr. Unsecd. Note, Series 144A, 4.550%, 10/30/2024	304,721
		TOTAL	946,245

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation - Railroads—0.0%
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	$62,078
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	132,842
		TOTAL	194,920
		Transportation - Services—0.2%
75,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	84,230
62,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	64,573
100,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	99,724
335,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	334,511
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	101,415
		TOTAL	684,453
		Utility - Electric—0.3%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	75,158
29,143	[4,5]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	30,818
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 1/27/2020	298,082
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	201,473
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	400,709
75,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	80,168
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	47,651
		TOTAL	1,134,059
		Utility - Natural Gas—0.1%
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	313,169
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,235,612)	17,664,083
		MORTGAGE-BACKED SECURITIES—0.1%
3,260		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	3,800
2,399		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	2,861
5,545		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	6,394
3,293		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	3,814
1,827		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	2,115
3,969		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,559
9,923		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	10,475
1,560		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	1,664
5,029		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	5,839
3,776		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	4,364
13,566		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	15,455
9,457		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	9,936
10,610		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	11,148
8,554		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	9,822
15,401		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	17,292
14,060		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	14,877
1,382		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,664
658		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	777
5,420		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	6,394
3,770		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	4,066
511		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	581
2		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	2
13,532		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	15,503
5,632		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	6,451
5,888		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	6,652
11,684		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	13,020

Shares or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
11,540		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	$13,578
6,040		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	7,119
14,290		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	16,662
23,080		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	26,956
652		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	738
2,446		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,913
2,769		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	3,185
401		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	477
223		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	260
6,764		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	7,940
5,069		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	5,892
792		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	916
6,882		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	8,094
5,501		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	6,369
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $249,300)	280,624
		FOREIGN GOVERNMENT/AGENCIES—5.7%
		Sovereign—5.7%
300,000	[4,5]	Austria, Government of, Sr. Unsecd. Note, 3.650%, 4/20/2022	419,476
420,000		Belgium, Government of, Series 68, 2.250%, 06/22/2023	543,881
1,200,000		Bonos Y Oblig Del Estado, 4.100%, 07/30/2018	1,513,309
1,360,000	[4,5]	Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,725,281
400,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	524,047
200,000		Buoni Poliennali Del Tes, 2.500%, 5/01/2019	242,324
1,000,000		Buoni Poliennali Del Tes, 3.750%, 05/01/2021	1,312,460
220,000		Buoni Poliennali Del Tes, 4.250%, 03/01/2020	290,224
2,200,000		Buoni Poliennali Del Tes, 4.500%, 05/01/2023	3,099,171
600,000		Buoni Poliennali Del Tes, 5.000%, 08/01/2039	1,018,976
200,000		Canada, Government of, Bond, 3.250%, 06/01/2021	183,630
400,000		Canada, Government of, Bond, 4.000%, 06/01/2016	333,999
700,000		France, Government of, 3.250%, 10/25/2021	942,741
400,000		France, Government of, Bond, 3.500%, 04/25/2026	582,050
400,000		France, Government of, Bond, 4.500%, 04/25/2041	764,170
600,000		Germany, Government of, 1.750%, 2/15/2024	762,745
157,000,000		Japan, Government of, Series 105, 0.200%, 06/20/2017	1,317,835
40,000,000		Japan, Government of, Series 327, 0.100%, 4/15/2015	334,419
60,000,000		Japan, Government of, Series 453, 0.00%, 5/20/2015	501,568
70,000,000		Japan, Government of, Series 65, 1.900%, 12/20/2023	668,158
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	2,455,937
120,000,000		Japan-313(10 Year Issue), Series 313, 1.300%, 3/20/2021	1,076,740
200,000	[4,5]	Netherlands, Government of, 1.750%, 07/15/2023	251,044
240,000	[4,5]	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	274,115
1,240,000		Sweden, Government of, Series 1050, 3.000%, 7/12/2016	155,053
2,400,000		Sweden, Government of, Unsecd. Note, Series 1047, 5.000%, 12/01/2020	366,695
1,410,000		United Kingdom, Government of, 1.750%, 09/07/2022	2,200,122
180,000		United Kingdom, Government of, 3.250%, 01/22/2044	321,967
670,000		United Kingdom, Government, 2.750%, 9/07/2024	1,121,164
75,000		United Mexican States, 6.625%, 03/03/2015	75,000
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	40,800
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $27,140,754)	25,419,101

Shares or Principal Amount			Value in U.S. Dollars
		MUNICIPAL—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds,5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	$114,708
		PURCHASED PUT OPTION—0.0%
6,048,000		Bank of America Merrill Lynch CAD PUT/NOK CALL (Put-Option), Strike Price: $6.000; Expiration Date: 3/4/2015 (IDENTIFIED COST $11,586)	24
		U.S. TREASURY—0.8%
85,557		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	89,232
145,885		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	152,792
2,630,000		United States Treasury Bond, 3.000%, 11/15/2044	2,853,303
50,000		United States Treasury Note, 1.625%, 12/31/2019	50,293
500,000		United States Treasury Note, 2.000%, 2/15/2025	500,235
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,675,684)	3,645,855
		EXCHANGE-TRADED FUNDS—9.0%
586,965		iShares Core MSCI Emerging Markets ETF	28,761,285
92,474		iShares Russell 2000 ETF	11,332,689
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $41,048,681)	40,093,974
		INVESTMENT COMPANIES—24.6%[6]
974,787		Emerging Markets Fixed Income Core Fund	33,994,646
2,013,589		Federated Mortgage Core Portfolio	20,135,891
1,484,803		Federated Project and Trade Finance Core Fund	13,942,304
26,768,118	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	26,768,118
2,306,172		High Yield Bond Portfolio	14,920,932
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $112,738,838)	109,761,891
		TOTAL INVESTMENTS—95.1% (IDENTIFIED COST $398,783,840)[8]	423,729,484
		OTHER ASSETS AND LIABILITIES - NET—4.9%[9]	21,613,063
		TOTAL NET ASSETS—100%	$445,342,547

At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1FTSE 100 Index Short Futures	664	$45,948,800	March 2015	$(2,515,131)
1FTSE/JSE Top 40 Short Futures	159	$74,896,950	March 2015	$(175,963)
1FTSE/MIB Index Short Futures	29	$3,239,880	March 2015	$(231,727)
[1]Hang Seng Index Short Futures	140	$173,558,000	March 2015	$(114,785)
1IBEX 35 Index Short Futures	125	$13,943,750	March 2015	$(473,635)
1MEX Bolsa Index Short Futures	238	$105,172,200	March 2015	$(177,931)
[1]Mini MSCI Emerging Market Short Futures	115	$5,703,425	March 2015	$(39,414)
1MSCI Singapore IX ETS Short Futures	74	$5,653,600	March 2015	$25,724
1MSCI Taiwan Index Short Futures	68	$2,435,080	March 2015	$(4,640)
1OMXS 30 Index Short Futures	805	$135,602,250	March 2015	$(226,426)
[1]Russell 2000 Mini Short Futures	147	$18,104,520	March 2015	$(672,468)
[1]Swiss Market Index Short Futures	15	$1,339,950	March 2015	$(72,030)
[1]United States Treasury Notes 5-Year Short Futures	41	$4,890,531	June 2015	$(10,346)
[1]United States Treasury Notes 10-Year Short Futures	24	$3,067,125	June 2015	$(8,162)
[1]Amsterdam Index Long Futures	304	$29,415,040	March 2015	$1,111,000
1BIST 30 Long Futures	1,883	$19,616,153	April 2015	$(214,689)
1CAC40 10 Euro Long Futures	471	$23,321,565	March 2015	$526,803
1DAX Index Long Futures	55	$15,653,688	March 2015	$777,774
[1]Euro STOXX 50 Long Futures	430	$15,437,000	March 2015	$945,334
1KOSPI2 Index Long Futures	18	$2,268,900,000	March 2015	$2,409
1S&P 500 Long Futures	45	$23,656,500	March 2015	$1,022,983
1S&P/TSX 60 Index Long Futures	219	$38,942,580	March 2015	$654,491
1SGX CNX Nifty Long Futures	811	$14,426,068	March 2015	$114,314
1SPI 200 Long Futures	152	$22,473,200	March 2015	$436,051
1TOPIX Index Long Futures	45	$686,475,000	March 2015	$398,332
[1]United States Ultra Bond Long Futures	7	$1,177,969	June 2015	$27,642
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,105,510
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,680,764,965 and $3,469,945,955, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Appreciation (Depreciation)
Contracts Purchased:
3/2/15	JPMorgan Chase	10,821,000 AUD	$8,460,721	$(4,706)
3/2/15	JPMorgan Chase	3,262,000 CAD	$2,592,577	$16,853
3/2/15	JPMorgan Chase	5,725,500 CHF	$6,044,599	$(39,173)
3/2/15	JPMorgan Chase	3,537,000 EUR	$4,005,879	$(47,843)
3/2/15	JPMorgan Chase	302,000 GBP	$465,987	$259
3/2/15	JPMorgan Chase	415,500,000 JPY	$3,492,126	$(18,822)
3/2/15	JPMorgan Chase	73,125,000 NOK	$9,745,244	$(206,181)
3/2/15	JPMorgan Chase	4,586,000 NZD	$3,456,336	$12,847
3/2/15	JPMorgan Chase	38,724,000 SEK	$4,592,085	$52,706
3/2/15	JPMorgan Chase	545,000 SGD	$400,505	$(598)
3/9/15	JPMorgan Chase	6,399,0000 AUD	$4,988,970	$9,781
3/9/15	JPMorgan Chase	577,000,000 JPY	$4,922,321	$(98,567)
3/9/15	JPMorgan Chase	27,597,000 NOK	$3,611,315	$(11,892)
3/9/15	JPMorgan Chase	1,131,000 NZD	$849,676	$5,402
3/30/15	JPMorgan Chase	2,007,817 AUD	1,400,000 EUR	$(547)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Appreciation (Depreciation)
3/30/15	Morgan Stanley Capital SE	1,100,000 EUR	9,998,252 NOK	$(72,015)
3/30/15	Morgan Stanley Capital SE	1,200,000 EUR	$1,364,628	$(21,376)
3/30/15	Morgan Stanley Capital SE	1,200,000 EUR	$1,364,628	$(21,376)
3/30/15	JPMorgan Chase	2,529,599 EUR	$2,992,742	$(161,167)
3/30/15	JPMorgan Chase	3,500,000 EUR	$4,140,813	$(222,994)
3/30/15	JPMorgan Chase	157,671,270 JPY	$1,328,571	$(10,031)
3/30/15	JPMorgan Chase	208,589,346 JPY	$1,771,429	$(27,081)
3/30/15	JPMorgan Chase	286,111,728 JPY	$2,400,000	$(7,365)
3/30/15	JPMorgan Chase	368,769,614 JPY	$3,100,000	$(16,131)
3/30/15	JPMorgan Chase	3,333,333 NOK	3,410,782 SEK	$25,302
3/30/15	JPMorgan Chase	3,333,333 NOK	3,412,434 SEK	$25,103
3/30/15	JPMorgan Chase	3,333,333 NOK	3,422,346 SEK	$23,914
3/30/15	JPMorgan Chase	3,069,712 SEK	$370,000	$(1,703)
4/15/15	Morgan Stanley Capital SE	1,700,000 AUD	162,068,480 JPY	$(30,390)
4/15/15	JPMorgan Chase	2,200,000 AUD	2,299,770 NZD	$(17,581)
4/15/15	Morgan Stanley Capital SE	3,700,000 AUD	$2,889,959	$(5,703)
4/15/15	Bank of America, N.A.	1,000,000 CAD	11,923,000 MXN	$3,015
4/15/15	Bank of America, N.A.	1,000,000 CAD	11,902,500 MXN	$4,384
4/15/15	Bank of America, N.A.	1,400,000 CAD	16,587,200 MXN	$11,235
4/15/15	Barclays Bank PLC	2,100,000 CAD	12,793,095 NOK	$11,851
4/15/15	HSBC Bank USA	2,393,600 CAD	$2,000,000	$(86,450)
4/15/15	Bank of New York	1,800,000 EUR	241,295,400 JPY	$(3,003)
4/15/15	JPMorgan Chase	1,000,000 EUR	133,613,770 JPY	$2,006
4/15/15	JPMorgan Chase	2,100,000 EUR	1,610,845 GBP	$(135,046)
4/15/15	Barclays Bank PLC	560,000 EUR	885,276S GD	$(21,919)
4/15/15	JPMorgan Chase	1,000,000 EUR	$1,138,855	$(19,264)
4/15/15	JPMorgan Chase	1,510,000 EUR	$1,727,788	$(37,205)
4/15/15	JPMorgan Chase	2,117,840 EUR	$2,399,586	$(28,470)
4/15/15	JPMorgan Chase	2,200,000 EUR	$2,605,552	$(142,451)
4/15/15	Bank of America, N.A.	2,700,000 EUR	$3,098,952	$(76,056)
4/15/15	Barclays Bank PLC	6,000,000 EUR	$6,800,760	$(83,213)
4/15/15	JPMorgan Chase	1,300,000 GBP	$2,002,919	$3,509
4/15/15	JPMorgan Chase	1,300,000 GBP	$2,020,624	$(14,196)
4/15/15	JPMorgan Chase	1,600,000 GBP	$2,416,309	$53,140
4/15/15	Bank of America, N.A.	284,432,000 JPY	3,200,000 NZD	$(31,664)
4/15/15	Bank of America, N.A.	90,032,325 JPY	6,289,655 SEK	$(1,686)
4/15/15	Morgan Stanley Capital SE	100,330,810 JPY	7,100,000 SEK	$(12,786)
4/15/15	Morgan Stanley Capital SE	100,957,385 JPY	7,100,000 SEK	$(7,545)
4/15/15	Bank of America, N.A.	183,826,785 JPY	12,910,345 SEK	$(11,627)
4/15/15	Morgan Stanley Capital SE	346,384,000 JPY	4,000,000 SGD	$(34,662)
4/15/15	JPMorgan Chase	53,687,808 JPY	$458,182	$(9,121)
4/15/15	JPMorgan Chase	69,251,171 JPY	$589,091	$(9,853)
4/15/15	JPMorgan Chase	88,151,266 JPY	$752,727	$(15,404)
4/15/15	Morgan Stanley Capital SE	122,097,847 JPY	$1,023,529	$(2,267)
4/15/15	Barclays Bank PLC	46,472,720 MXN	$3,100,000	$4,273
4/15/15	JPMorgan Chase	1,905,000 NZD	$1,424,026	$11,116
4/15/15	JPMorgan Chase	1,905,000 NZD	$1,424,026	$11,116
4/15/15	JPMorgan Chase	3,810,000 NZD	$2,852,816	$17,469
4/15/15	BNP Paribas SA	24,278,800 SEK	$2,900,000	$13,396
4/15/15	Morgan Stanley Capital SE	3,930,950 SGD	$2,900,000	$(18,690)
4/15/15	Bank of New York	28,001,280 ZAR	$2,400,000	$(16,022)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Appreciation (Depreciation)
8/11/15	JPMorgan Chase	1,926,714 DKK	260,000 EUR	$(1,110)
Contracts Sold:
3/2/15	JPMorgan Chase	10,821,000 AUD	$8,439,970	$(16,045)
3/2/15	JPMorgan Chase	3,262,000 CAD	$2,634,780	$25,350
3/2/15	JPMorgan Chase	5,725,500 CHF	$6,161,805	$156,378
3/2/15	JPMorgan Chase	3,537,000 EUR	$4,038,083	$80,047
3/2/15	JPMorgan Chase	302,000 GBP	$463,598	$(2,648)
3/2/15	JPMorgan Chase	415,500,000 JPY	$3,499,913	$26,609
3/2/15	JPMorgan Chase	73,125,000 NOK	$9,570,937	$31,874
3/2/15	JPMorgan Chase	4,586,000 NZD	$3,447,573	$(21,610)
3/2/15	JPMorgan Chase	38,724,000 SEK	$4,643,094	$(1,697)
3/2/15	JPMorgan Chase	545,000 SGD	$402,159	$2,252
3/9/15	JPMorgan Chase	3,144,000 CAD	$2,498,561	$(16,216)
3/9/15	JPMorgan Chase	5,393,000 CHF	$5,695,019	$37,006
3/9/15	JPMorgan Chase	2,748,000 EUR	$3,112,532	$37,210
3/9/15	JPMorgan Chase	3,609,000 GBP	$5,568,431	$(3,136)
3/9/15	JPMorgan Chase	577,000,000 JPY	$4,877,819	$54,065
3/9/15	JPMorgan Chase	607,700,000 JPY	$5,107,917	$27,509
3/9/15	JPMorgan Chase	49,900,000 SEK	$5,917,802	$(67,856)
3/9/15	JPMorgan Chase	9,443,000 SGD	$6,936,803	$8,807
3/30/15	Morgan Stanley Capital SE	1,100,000 EUR	9,993,170 NOK	$71,352
3/30/15	Morgan Stanley Capital SE	1,200,000 EUR	$1,364,406	$21,154
3/30/15	Morgan Stanley Capital SE	1,200,000 EUR	$1,365,084	$21,832
3/30/15	JPMorgan Chase	2,529,599 EUR	$3,100,000	$268,425
3/30/15	JPMorgan Chase	3,500,000 EUR	$4,339,556	$421,737
3/30/15	JPMorgan Chase	5,100,000 EUR	$5,768,947	$60,124
3/30/15	JPMorgan Chase	286,974,432 JPY	$2,400,000	$150
3/30/15	JPMorgan Chase	368,325,074 JPY	$3,100,000	$19,848
3/30/15	JPMorgan Chase	369,652,494 JPY	$3,100,000	$8,748
3/30/15	JPMorgan Chase	3,333,333 NOK	3,456,167 SEK	$(19,857)
3/30/15	JPMorgan Chase	3,333,333 NOK	3,456,167 SEK	$(19,857)
3/30/15	JPMorgan Chase	3,333,333 NOK	3,456,167 SEK	$(19,857)
3/30/15	JPMorgan Chase	3,065,394 SEK	$370,000	$2,221
4/15/15	Morgan Stanley Capital SE	1,700,000 AUD	163,958,200 JPY	$46,197
4/15/15	JPMorgan Chase	1,100,000 AUD	1,157,310 NZD	$14,384
4/15/15	JPMorgan Chase	1,100,000 AUD	1,174,580 NZD	$27,395
4/15/15	Morgan Stanley Capital SE	3,700,000 AUD	$2,884,964	$708
4/15/15	Bank of America, N.A.	1,000,000 CAD	11,917,500 MXN	$(3,382)
4/15/15	Bank of America, N.A.	1,000,000 CAD	11,917,500 MXN	$(3,382)
4/15/15	Bank of America, N.A.	1,400,000 CAD	16,473,800 MXN	$(18,809)
4/15/15	Barclays Bank PLC	2,100,000 CAD	12,788,370 NOK	$(12,467)
4/15/15	JPMorgan Chase	2,407,328 CAD	$2,000,000	$75,475
4/15/15	JPMorgan Chase	2,100,000 EUR	1,601,462 GBP	$120,565
4/15/15	JPMorgan Chase	1,000,000 EUR	135,974,350 JPY	$17,739
4/15/15	Bank of New York Mellon	1,800,000 EUR	240,251,400 JPY	$(5,730)
4/15/15	Barclays Bank PLC	560,000 EUR	894,113 SGD	$28,396
4/15/15	JPMorgan Chase	1,510,000 EUR	$1,710,873	$20,291
4/15/15	JPMorgan Chase	2,000,000 EUR	$2,294,557	$55,375
4/15/15	JPMorgan Chase	2,117,840 EUR	$2,400,000	$28,885
4/15/15	JPMorgan Chase	2,200,000 EUR	$2,628,813	$165,712
4/15/15	Bank of America, N.A.	2,700,000 EUR	$3,086,748	$63,852

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Appreciation (Depreciation)
4/15/15	Barclays Bank PLC	6,000,000 EUR	$6,767,280	$49,733
4/15/15	JPMorgan Chase	1,300,000 GBP	$2,000,009	$(6,418)
4/15/15	JPMorgan Chase	1,300,000 GBP	$2,019,211	$12,783
4/15/15	JPMorgan Chase	1,600,000 GBP	$2,426,830	$(42,619)
4/15/15	JPMorgan Chase	1,850,000 GBP	$2,848,895	$(6,406)
4/15/15	Bank of America, N.A.	286,352,000 JPY	3,200,000 NZD	$15,604
4/15/15	Morgan Stanley Capital SE	100,961,006 JPY	7,100,000 SEK	$7,515
4/15/15	Morgan Stanley Capital SE	101,124,306 JPY	7,100,000 SEK	$6,149
4/15/15	Bank of America, N.A.	272,302,080 JPY	19,200,000 SEK	$26,337
4/15/15	Morgan Stanley Capital SE	114,199,800 JPY	1,320,000 SGD	$12,333
4/15/15	JPMorgan Chase	114,981,052 JPY	1,322,835 SGD	$7,876
4/15/15	Morgan Stanley Capital SE	117,856,238 JPY	1,357,165 SGD	$8,990.87
4/15/15	JPMorgan Chase	210,469,734 JPY	$1,800,000	$39,568
4/15/15	Morgan Stanley Capital SE	344,737,500 JPY	$2,900,000	$16,512
4/15/15	Bank of America, N.A.	45,949,750 MXN	$3,100,000	$30,660
4/15/15	JPMorgan Chase	1,905,000 NZD	$1,416,368	$(18,775)
4/15/15	JPMorgan Chase	1,905,000 NZD	$1,417,701	$(17,441)
4/15/15	JPMorgan Chase	3,810,000 NZD	$2,851,156	$(19,128)
4/15/15	Morgan Stanley Capital SE	3,933,212 SGD	$2,900,000	$17,032
4/15/15	Bank of New York	28,004,940 ZAR	$2,400,000	$15,710
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$426,864
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,955,407 and $2,346,077, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average market value of purchased put options held by the Fund throughout the period was $3,844. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $6,884,141, which represented 1.5% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2015, these liquid restricted securities amounted to $5,740,680, which represented 1.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$1,023,735
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$183,413	$119,726
6	Affiliated holdings.
7	7-day net yield.
8	At February 28, 2015, the cost of investments for federal tax purposes was $398,788,050. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $24,941,434. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,652,244 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,710,810.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$111,863,759	$549,145	$—	$112,412,904
International	113,111,837	—	—	113,111,837
Debt Securities:
Asset-Backed Securities	—	598,890	—	598,890
Collateralized Mortgage Obligations	—	625,593	—	625,593
Corporate Bonds	—	17,544,357	119,726	17,664,083
Foreign Governments/Agencies	—	25,419,101	—	25,419,101
Mortgage-Backed Securities	—	280,624	—	280,624
Municipal Bonds	—	114,708	—	114,708
Purchased Put Options	—	24	—	24
U.S. Treasury	—	3,645,855	—	3,645,855
Exchange-Traded Funds	40,093,974	—	—	40,093,974
Investment Companies[1]	26,768,118	82,993,773[2]	—	109,761,891
TOTAL SECURITIES	$291,837,688	$131,772,070	$119,726	$423,729,484
OTHER FINANCIAL INSTRUMENTS[3]	$1,105,510	$426,864	$—	$1,532,374
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $69,646,006 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	— Swiss Franc
EUR	—Euro Currency
GBP	—British Pound
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust(s)
SEK	—Swedish Krona
SGD	—Singapore Dollar
ZAR	—South African Rand

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015